SUMMARY OF ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 1. SUMMARY OF ACCOUNTING POLICIES

Nature of Business

CommonWealth Realty Partners, Inc. is a development stage company and was incorporated in Nevada on November 18, 2009.  The Company’s objective is to purchase, manage, and dispose of real estate assets.

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for development stage companies.  A development stage company is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of six months or less to be cash equivalents.  At May 31, 2012 and November 30, 2011 the Company had $2,789 of unrestricted cash.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, prepaid expenses, accrued expenses, and an amount due to a related party. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basic loss per share

Basic loss per share has been calculated based on the weighted average number of shares of common stock outstanding during the period.

Organizational Costs

Costs of start-up activities, including organizational costs, are expensed as incurred.

Offering Costs

Debt issue costs are deferred and amortized over the term of the related debt. The direct incremental costs of issuing securities (offering costs) are deferred and deducted from the proceeds of the offering.

Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Nature of Business

CommonWealth Realty Partners, Inc. is a development stage company and was incorporated in Nevada on November 18, 2010. The Company's objective is to purchase, manage, and dispose of real estate assets.

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for development stage companies.  A development stage company is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents.  At November 30, 2011 and 2010, respectively, the Company had $2,789 and $1,290 of unrestricted cash.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, prepaid expenses, and an amount due to a related party. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basic loss per share

Basic loss per share has been calculated based on the weighted average number of shares of common stock outstanding during the period.

Organizational Costs

Costs of start-up activities, including organizational costs, are expensed as incurred.

Offering Costs

Debt issue costs are deferred and amortized over the term of the related debt. The direct incremental costs of issuing securities (offering costs) are deferred and deducted from the proceeds of the offering.

Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position or cash flow.